Balance Sheet (Parenthetical) - $ / shares		1 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Jun. 30, 2026
Preference stock, par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Preference stock, shares authorized	1,000,000	1,000,000	1,000,000
Preference stock, shares issued	0	0	0
Preference stock, shares outstanding	0	0	0
Class A ordinary shares [Member]
Common stock, par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity shares issued	0	0	23,000,000
Temporary Equity, Redemption Price Per Share	$ 0	$ 0	$ 10.11
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	0	0	0
Common stock, shares outstanding	0	0	0
Class A ordinary shares [Member] | Common Stock [Member]
Common stock, par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity shares issued			23,000,000
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	0	0	0
Common stock, shares outstanding	0	0	0
Class B ordinary shares [Member]
Common stock, par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, shares issued	9,857,142	9,857,142	9,857,142
Common stock, shares outstanding	9,857,142	9,857,142	9,857,142
shares issued, shares, share-based payment arrangement, forfeited	1,285,714	1,285,714
Class B ordinary shares [Member] | Common Stock [Member]
Common stock, par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, shares issued	9,857,142	9,857,142
Common stock, shares outstanding	9,857,142	9,857,142